Note 7 - Risk Management - Simulated Scenarios (Details)	Dec. 31, 2019 EUR (€)
Europe [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (112,000,000)
Mexico [Member]
Breakdown levels of VaR Line Items
Value At Risk	(68,000,000)
Peru [Member]
Breakdown levels of VaR Line Items
Value At Risk	(23,000,000)
Venezuela [Member]
Breakdown levels of VaR Line Items
Value At Risk	0
Argetina [Member]
Breakdown levels of VaR Line Items
Value At Risk	(4,000,000)
Colombia [Member]
Breakdown levels of VaR Line Items
Value At Risk	(5,000,000)
Turkey [Member]
Breakdown levels of VaR Line Items
Value At Risk	(9,000,000)
United States [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (3,000,000)